Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Thousands			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Risk adjusted discount rate, Significant unobservable inputs	17.00%	19.00%
Risk free rate, Significant unobservable inputs	2.50%	1.90%
Volatility, Significant unobservable inputs	35.60%	41.40%
Equity value, Significant unobservable inputs	$ 72,720	$ 71,500
Bottom of range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs		22.00%	15.00%
Forecast EBITDA margin, Significant unobservable inputs		(18.00%)	(31.00%)
Top of range [Member]
Disclosure Of Financial Instruments [Line Items]
Forecast annual revenue growth rate, Significant unobservable inputs		183.00%	137.00%
Forecast EBITDA margin, Significant unobservable inputs		39.00%	17.00%